Taxes Payable	6 Months Ended
Sep. 30, 2024
Taxes Payable [Abstract]
TAXES PAYABLE	Note 13 – TAXES PAYABLE
	As of September 30, 2024	As of March 31, 2024
	USD	USD
Income taxes payable	132,747	92,816
Other taxes (recovery) payable	(16,760)	(18,725)
Total taxes payable	115,987	74,091